Employee benefits (Details 2) - INR (₨) ₨ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Employee Benefits [Line Items]
Present value of projected benefit obligation at the end of the year	₨ 156,413	₨ 145,108
Funded status of the plans	(30,474)	(25,498)	₨ (32,567)	₨ (20,712)
Recognized (asset) / liability	₨ 125,939	₨ 119,610